Intangible and EIP Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets
Details of the Intangible are as follows:
	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Intangible – beginning of period	$3,130	$1,888
Purchases	21,055	810
Other Additions	-	2,320
Disposals	-	(1,888)
Intangible – end of period	$24,185	$3,130

Details of the EIP receivable are as follows:

	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
EIP Receivable – beginning of period	$2,883	$2,656
Initial recognition	-	564
Collections	-	(171)
Loss on re-measurement	(971)	(166)
EIP Receivable – end of period	1,912	2,883
Less current portion	(116)	(350)
Non-current portion	$1,796	$2,533